RECENT DEVELOPMENTS (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 2010 Notes [Member] USD ($)	Jun. 30, 2014 2014 Notes [Member] USD ($)	Jun. 30, 2014 Long term loan agreement [Member] USD ($)	Jun. 30, 2014 Long term loan agreement [Member] JPY (¥)	Jun. 30, 2014 Long term loan agreement [Member] TIBOR [Member]	Jun. 30, 2014 TPSCo [Member] USD ($)	Mar. 31, 2014 TPSCo [Member] USD ($)
RECENT DEVELOPMENTS [Abstract]
Restructuring and impairment costs	$ 4,269		$ 75,728
Business Acquisition [Line Items]
Ownership interest acquired											51.00%
Value of shares issued for acquisition			14,531							7,411
Gain from acquisition	15,249		166,404							166,404
Assets acquired and liabilities assumed:
Current assets											91,414
Machinery and equipment											245,278
Intangible assets											24,520
Total assets as of acquisition date											361,212
Current liabilities											1,426
Long-term Loan											85,249
Deferred tax liability											93,602
Total liabilities as of acquisition date											180,277
Total net assets acquired											180,935
The fair value non-controlling interests in TPSCo											7,120
Debt Instrument [Line Items]
Amount borrowed							87,000	8,800,000
Basis spread									1.65%
Number of installments							7	7
Amount exchanged					45,000
Interest rate						8.00%
Repurchase amount						10,000
Conversion price						$ 10.07
Principal outstanding					$ 45,000	$ 58,000